10. COMMON STOCK (Details) (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012
Number of options
Beginning Balance	13,103,000	14,208,000	9,223,000	9,135,500
Granted		200,000	4,985,000	1,882,000
Expired	(1,074,500)	(1,305,000)		(1,177,500)
Forfeited	(3,000)			(617,000)
Ending Balance	12,025,500	13,103,000	14,208,000	9,223,000
Weighted Average Exercise Price
Beginning Balance	$ 1.41	$ 1.48	$ 1.98	$ 2.16
Granted		$ 0.34	$ 0.56	$ 1.22
Expired	$ 1.57	$ 2		$ 2.14
Forfeited	$ 1.25			$ 2.05
Ending Balance	$ 1.4	$ 1.41	$ 1.48	$ 1.98